Subordinated Debentures	12 Months Ended
Dec. 31, 2014
Brokers and Dealers [Abstract]
Subordinated Debentures

NOTE 12—SUBORDINATED DEBENTURES

Trusts formed by the Company issued floating rate trust preferred securities, in the amounts of $5,000 and $7,500, through special purpose entities as part of pooled offerings of such securities. The Company issued subordinated debentures to the trusts in exchange for the proceeds of the offerings, which debentures represent the sole assets of the trusts. The Company may redeem the subordinated debentures, in whole but not in part, at face value. In April 2007, the Company elected to redeem and refinance the $5,000 floating rate subordinated debenture. The refinancing was done at face value and resulted in a 2.00% reduction in the rate. The new subordinated debenture has a 30 year maturity and is redeemable, in whole or in part, anytime without penalty. The replacement subordinated debenture does not have any deferred issuance cost associated with it. The interest rate at December 31, 2014 on the $7,500 debenture is 3.39% and the $5,000 debenture is 1.83%.

Additionally, the Company formed an additional trust that issued $12,500 of 6.05% fixed rate trust preferred securities for five years, then becoming floating rate trust preferred securities, through a special purpose entity as part of a pooled offering of such securities. The Company issued subordinated debentures to the trusts in exchange for the proceeds of the offerings, which debentures represent the sole assets of the trusts. The Company may redeem the subordinated debentures at face value without penalty. The current rate on the $12,500 subordinated debenture is 2.48%.

Finally, the Company acquired two additional trust preferred securities as part of its acquisition of Futura Banc Corp (Futura) in December 2007. Futura TPF Trust I and Futura TPF Trust II were formed in June of 2005 in the amounts of $2,500 and $1,927, respectively. Futura had issued subordinated debentures to the trusts in exchange for ownership of all of the common security of the trusts and the proceeds of the preferred securities sold by the trusts. The Company may redeem the subordinated debentures, in whole or in part, in a principal amount with integral multiples of $1,000, on or after June 15, 2010 at 100% of the principal amount, plus accrued and unpaid interest. The subordinated debentures mature on June 15, 2035. The subordinated debentures are also redeemable in whole or in part from time to time, upon the occurrence of specific events defined within the trust indenture. The current rate on the $2,500 subordinated debenture is variable at 1.89%. In June 2010, the rate on the $1,927 subordinated debenture switched from a fixed rate to a floating rate. The current rate on the $1,927 subordinated debenture is 1.89%.